Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current and Non-current Assets
Marketable securities	$ 60,850	$ 86,029
Straight-lining of revenue	22,170	36,495
Claims receivable	14,387	12,026
Other current assets	16,243	7,623
Total other current assets	113,650	142,173
Straight-lining of revenue	47,423	63,382
Other non-current assets	10,358	9,245
Total other non-current assets	$ 57,781	$ 72,627